Business, Basis of Presentation and Significant Accounting Policies - Assumptions and Yields (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Individual and Group Life Insurance Reserves
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Interest rate used to calculate present value of future benefits, low end	2.50%
Interest rate used to calculate present value of future benefits, high end	8.30%
Future Policy Benefits and Claims Reserves
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Interest rate used to calculate present value of future benefits, low end	3.00%
Interest rate used to calculate present value of future benefits, high end	8.30%
Investment contract
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Credited interest rate maximum on fixed annuities and payout contracts without life contingencies	8.00%	8.00%	8.00%